May 3, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:   Document Control - EDGAR

RE:     American Express FlexChoice(SM) Variable Annuity
        American Express FlexChoice(SM) Select Variable Annuity
        Evergreen Privilege(SM) Variable Annuity
        Evergreen Pathways(SM) Variable Annuity
        Evergreen Pathways(SM) Select Variable Annuity
        Wells Fargo Advantage Choice(SM) Variable Annuity
        Wells Fargo Advantage Choice(SM) Select Variable Annuity
        American Enterprise Variable Annuity Account
        File Nos. 333-73958 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel